TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2020
Disclosure Of Trade And Other Payables [Abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES
Trade and other payables as at December 31, 2020 and 2019 are as follows:

Amounts in € ‘000	2020	2019
Accounts payable	10,969	5,351
Taxes and social security	502	(209)
Other payables	143	254
Accruals for employees	6,607	5,581
Accruals for rebates and discounts	12,158	14,258
Accrual for production	3,353	3,101
Other accruals	5,084	7,911
Balance at December 31	38,816	36,247